Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2016
Property and Equipment, Net [Abstract]
Schedule of property and equipment
	As of September 30, 2016	As of September 30, 2015
	US$(’000)	US$(’000)
Buildings and improvements	$14,204	$14,888
Vehicles	378	335
Other equipment and devices	296	348
Total property and equipment	14,878	15,571
Less: accumulated depreciation	(4,016)	(3,676)
Property and equipment, net	$10,863	$11,895